Distribution From Subsidiaries (Detail) (MEMORIAL RESOURCE DEVELOPMENT LLC [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
MEMORIAL RESOURCE DEVELOPMENT LLC [Member]
Distribution Made to Limited Liability Company (LLC) Member [Line Items]
Distributions received from subsidiaries	$ 25,966	$ 19,228